Comparative information 2021 - Summary of Other Income (Detail) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
IFRS4 and IAS39 [member] | Previously Reported [Member]
Disclosure of Detailed Information About Other Income [Line Items]
Other income	€ 49